Acquisitions and divestitures - Summary of assets acquired and liabilities assumed (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Jan. 12, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	€ 286,539		€ 282,664	€ 490,590
weekengo Gmbh
Business Acquisition [Line Items]
Cash and cash equivalents		€ 85
Prepaid expenses and other current assets		54
Property and equipment, net		1,662
Deferred income taxes		1,247
Goodwill		3,838
Intangible assets, net		675
Total Assets		7,561
Accounts payable		(121)
Other liabilities		(15)
Net assets acquired		€ 7,425